ACCOUNTS AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Detailed Information About Accounts Receivable [Abstract]
Disclosure of detailed information about trade and other receivables [Table Text Block]
	December 31,	December 31,
	2025	2024

Trade receivables	$20.6	$3.3
Sales tax receivables (GST and IGV)	0.9	0.1
Other receivables	2.2	0.4
Current portion of loan receivable	2.3	1.4
	$26.0	$5.2